Description of Organization and Business Operations (Details)			12 Months Ended
	Jan. 19, 2022 USD ($) Integer shares $ / shares	Feb. 12, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 shares
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)		34,500,000
Offering costs | $		$ 19,200,000
Deferred underwriting commissions | $		$ 12,100,000
Generating proceeds | $			$ 345,000,000
Percentage of trust account required for business combination			80.00%
Net tangible assets | $			$ 5,000,001
Aggregate public shares, percentage			15.00%
Redeem public shares, percentage			100.00%
Dissolution expenses | $			$ 100,000
Initial held in the trust account (in Dollars per share) | $ / shares			$ 10.00
Public price per share (in Dollars per share) | $ / shares			$ 10.00
Working capital deficit | $			$ 2,700,000
Cash | $			$ 900,000
Core Scientific Inc [Member] | Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of share holders holding common shares | Integer	498
Number of share holders holding Warrants | Integer	13
Core Scientific Inc [Member] | Subsequent Event [Member] | Legacy Core Investors [Member]
Description of Organization and Business Operations (Details) [Line Items]
Class of warrant or right, outstanding	6,808,470
Core Scientific Inc [Member] | Subsequent Event [Member] | First Merger Agreement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of share holders holding common shares	12,347,077
Redemption price | $ / shares	$ 10.00
Aggregate redemption amount | $	$ 123,483,147.34
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of issued and outstanding voting securities			50.00%
Private Placement Warrants [Member] | Core Scientific Inc [Member] | Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Class of warrant or right, outstanding	6,266,667
Warrant [Member] | Core Scientific Inc [Member] | Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Class of warrant or right, outstanding	21,700,137
Public Warrants Member [Member] | Core Scientific Inc [Member] | Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Class of warrant or right, outstanding	8,625,000
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Net proceeds | $			$ 345,000,000.0
Units price per share (in Dollars per share) | $ / shares			$ 10.00
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)		4,500,000
Purchase an additional units (in Shares)		4,500,000
Price per share (in Dollars per share) | $ / shares		$ 10.00
Generated gross proceeds | $		$ 345,000,000.0
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Private placement warrants (in Shares)			6,266,667
Warrant price per share (in Dollars per share) | $ / shares			$ 1.50
Class A Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock shares outstanding (in Shares)			34,500,000	0
Class A Common Stock [Member] | Core Scientific Inc [Member] | Subsequent Event [Member] | First Merger Agreement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock, conversion basis	each share of Class A common stock of XPDI converted into one share
Common stock shares outstanding (in Shares)	34,500,000
Class A Common Stock [Member] | IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)		34,500,000
Sponsor [Member] | Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Generating proceeds | $			$ 9,400,000
Common Class B [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock shares outstanding (in Shares)			8,625,000	8,625,000
Common Class B [Member] | Subsequent Event [Member] | First Merger Agreement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock, conversion basis	each share of such Class B common stock of XPDI converted into one share
Common Class B [Member] | Core Scientific Inc [Member] | Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock shares outstanding (in Shares)	8,625,000